MERGER WITH FRONTLINE 2012 (Details 2) - shares		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Treasury stock (in shares)	(17,319,898)	0	(17,319,898)	0
Reverse acquisition [Member]
Business Acquisition [Line Items]
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split	249,100,000		249,100,000
Treasury stock (in shares)			(6,792,000)
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger	(13,460,000)		(13,460,000)
Total number of shares in Frontline 2012 that qualify for merger consideration			228,848,000
Number of shares issued to existing shareholders of Frontline 2012 in order to maintain combined company shareholdings	77,794,000
Total number of shares issued to existing shareholders in Frontline 2012 if it was deemed to be legal acquirer	306,642,000
Percentage ownership of merged entity from existing shareholders of Frontline 2012	74.60%